Economic Dependency	12 Months Ended
Dec. 31, 2018
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency
The Company is dependent on the Advisor and its affiliates for certain services that are essential to the Company, including the identification, evaluation, negotiation, purchase and disposition of real estate investments and other investments; the management of the daily operations of the Company’s real estate portfolio; and other general and administrative responsibilities. In the event that the Advisor and its affiliates are unable to provide the respective services, the Company will be required to obtain such services from other sources.